Long-Term Employee Benefit Liabilities (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts recorded in the consolidated balance sheet
Non-current liability	$ (419)	$ (356)	$ (339)
Net periodic benefit cost
Curtailment gain			26
Retirement medical benefits plans [Member]
Projected benefit obligation
Beginning of year	36	36	66
Current service cost			1
Interest cost	2	2	3
Actuarial losses (gains) and changes in actuarial assumptions	4	1	3
Benefits paid	(3)	(3)	(3)
Curtailment			(36)
Currency translation			2
Ending funded status	39	36	36
Amounts recorded in the consolidated balance sheet
Current liability	2	2	2
Non-current liability	37	34	34
Net amount	39	36	36
Amounts recorded in accumulated other comprehensive income
Unrecognized past service costs	3	4	3
Unrecognized actuarial losses	12	18	20
Total accumulated other comprehensive income	15	22	23
Net periodic benefit cost
Current service cost			1
Interest cost	2	2	3
Actuarial losses	(1)	(1)	2
Past service cost amortization	(1)
Curtailment gain			(26)
Net periodic benefit cost	$ 0	$ 1	$ (20)